Other Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Other Provisions
Schedule of other provisions by classification

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Warranties	1,392	1,326
Legal and other provisions	1,231	126
Bonus Provision	720	1,028
Transaction and offering related fees	—	25,143
Total other provisions - current	3,343	27,623
Non-current liabilities
Warranties	2,889	2,652
Total other provisions	6,232	30,275

Summary of changes in provision for warranties

	June 30, 2023	June 30, 2022
Provision for warranties	$’000	$’000
Opening balance of warranties – July 1	3,978	3,925
Warranty utilized during the year	(4,262)	(3,295)
Provision created during the year	4,730	3,656
Foreign currency translation adjustment	(165)	(308)
Closing balance of provision for warranties – June 30	4,281	3,978